Fair Value Measurements - Fair Value of the Warrant Liabilities (Details) - Warrants to purchase common stock, - USD ($) $ in Thousands		3 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Derivative Liability [Roll Forward]
Private placement warrant liabilities at Transaction Close	$ 11,235	$ 9,475
Change in fair value of derivative warrant liabilities	(1,760)	0
Private placement warrant liabilities at December 31, 2021	$ 9,475	$ 9,475